Note 9 - Loss Per Share	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Loss Per Share

Basic and diluted loss per common share is computed as follows:

	For the six months ended June 30,
	2017	2018

Net loss attributable to common shareholders’, continuing operations	(3,033,754)	(78,883)

Weighted average common shares – Outstanding	11,030,754	11,133,764

Basic and diluted loss per share, continuing operations	(0.28)	(0.01)

Net loss attributable to common shareholders	(4,111,296)	(1,499,884)

Basic and diluted loss per share	(0.37)	(0.13)

The Company excluded the effect of
140,362
unvested incentive award shares as of
June 30, 2018
and
112,244
shares as of
June 30, 2017
as they were anti-dilutive.